Financial Risk Management - Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fixed Interest Rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 68,706	$ 340,877
Financial liabilities	(3,162,548)	(3,003,336)
Total	(3,088,779)	(2,659,469)
Fixed Interest Rate [member] | Interest Rate Swap Contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate swaps	5,063	2,990
Floating Interest Rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	14,798	51,042
Financial liabilities	(845,031)	(748,777)
Total	$ (830,233)	$ (697,735)